RELATED PARTY TRANSACTIONS (Details Narrative)		12 Months Ended
	Jan. 02, 2020 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Aug. 02, 2020 USD ($)	Aug. 01, 2020 ft²
Related Party Transaction [Line Items]
Cost of revenue to related parties					$ 82,955
Remaining receivable impaired and written off		34,538
Rental income from related parties		241,636		211,430	337,743
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable				12,135		¥ 86,924
Proceeds accounts receivable, previously written off, recovery		3,055	¥ 20,723
Remaining receivable impaired and written off		9,758	¥ 66,201
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party debt		113,117		253,310	288,791
Linsun Smart Technology Co., Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²	8,460
Lessee operating lease term of contract	10 years
Lease description	Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years.
Lessor operating lease payments to be received	$ 230,000
Operating leases percentage	15.00%
Operating lease rent income amount		$ 576,506		$ 524,123	477,121
Dogness Technology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of land | ft²								50
Lessee operating lease term of contract								10 years
Lessor operating lease payments to be received							$ 1,700
Operating lease rent income amount					1,660
Rental income from related parties					$ 830